Shareholder Fees - FidelityFlexFreedomBlendFunds-ComboPRO	Sep. 08, 2023 USD ($)
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none